Revenue from contracts with customers - Summary of the Transaction Price Allocated to the Remaining Performance Obligations (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 18,453	€ 32,700
Service revenue from the sale of charging equipment
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	84.00%
Charging sessions
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	16.00%
Within one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 14,062	24,791
More than one year
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	€ 4,391	€ 7,909
Transaction price allocated to unsatisfied performance obligations	76.00%
Later than two years and not later than three years
Disclosure of performance obligations [line items]
Transaction price allocated to unsatisfied performance obligations	24.00%